LEASES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Leases [Abstract]
Schedule of Future Minimum Lease Payments

The future minimum lease payments for non-cancelable operating leases having remaining terms in excess of one year as of March 31, 2016 are as follows:

Year ending March 31:	Lease Payments
2017	285,806
2018	320,658
2019	224,565
2020	12,970
Thereafter	-
Total Minimum Lease Payment	$843,999

The future minimum lease payments for non-cancelable operating leases having remaining terms in excess of one year as of December 31, 2015 are as follows:

Year ending December 31:	Lease Payments
2016	283,422
2017	293,346
2018	300,596
2019	23,956
Thereafter	-
Total Minimum Lease Payment	$901,320